Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan
14.	Employee Benefit Plan

The Company sponsors a qualified defined contribution 401(k) plan (the “Plan”). The Plan covers employees who have completed ninety days of service and who have attained the age of 18. The Plan allows eligible employees to contribute their compensation to the Plan on either a pre-tax basis or Roth basis up to the annual limit allowed by law. Annually, the Company, at its discretion, may elect to contribute matching contributions or profit-sharing contributions to the Plan. During the years ended December 31, 2018 and 2019, the Company made matching contributions of $0.3 million and $0.6 million, respectively.